Investment in Associates (Tables)	12 Months Ended
Apr. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Investment in Litoral
Carrying amount of investment:
October 4, 2011	$-
Additions during the year	-
Balance, April 30, 2012	-

Schedule of Enterprise Value - Litoral
Associate	Assets	Liabilities	Shareholders’ Deficit	Revenue	Loss for the year
Plata Litoral	$202,114	$376,931	$(174,817)	$-	$(1,253,410)